Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Provision (benefit) for income taxes
Percentage of valuation allowance, net of deferred tax asset	100.00%	100.00%
Uncertain tax positions
Tax penalities			$ 20,000
Canada [Member]
Income taxes at statutory income tax rates	26.50%	26.50%	26.50%